Cash and cash equivalents	12 Months Ended
Dec. 31, 2023
Notes and other explanatory information [abstract]
Cash and cash equivalents

4.	Cash and cash equivalents

In BRL thousands	2023	2022	2021

Cash	3,770,483	4,001,885	4,026,282
Cash and Cash Equivalents and Investments in Foreign Currency Overseas	19,352,067	18,001,554	12,630,919
Repurchase Agreements	65,766,340	27,344,519	15,055,356
Investments in Interbank Deposit Certificates (CDI)	528,870	217,376	956,192
Total	89,417,760	49,565,334	32,668,749